Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Tables
Schedule of Debt
	Issue	Maturity		Debt		Interest
	Date	Date	Principal	Discount	Balance	Payable
As of December 31, 2017:
February 2017 Note as amended	2/23/2017	12/31/2019	$395,000	$(58,438)	$336,562	$24,074
September 2016 Note as amended	9/9/2016	12/31/2019	700,000	-	700,000	66,604
			$1,095,000	$(58,438)	$1,036,562	$90,678

As of December 31, 2016:
September 2016 Note as amended	9/9/2016	12/31/2019	$700,000	$(534,519)	$165,481	$15,220